Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
The Company had reserved shares of Class A common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31,
	2021	2020
Conversion of redeemable convertible preferred stock	—	90,814
Common stock warrants outstanding	—	1,118
Private Warrants	2,574	—
Public Warrants	5,500	—
Rover Earnout Shares	2,193	—
Sponsor Earnout Shares	492	—
Stock options issued and outstanding	18,058	24,700
Shares available for future equity grants	14,083	5,199
Total	42,900	121,831

Temporary Equity
The Company had outstanding redeemable convertible preferred stock as of December 31, 2020 as follows (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series A	8,710	9,040	$0.4478	$3,325	$4,048
Series B	14,104	14,639	0.6528	9,397	9,556
Series C	12,431	12,903	1.1238	14,596	14,500
Series D	7,677	7,968	2.0080	14,036	16,000
Series D-1	3,359	3,486	2.0078	6,981	7,000
Series E	11,021	11,439	3.4969	39,906	40,000
Series F	11,772	12,218	5.3199	64,833	65,000
Series G	18,537	19,121	$7.2536	137,353	138,698
Total	87,611	90,814		$290,427	$294,802